Prepayments, Prepaid Expenses and Other Assets (Tables)	6 Months Ended
Apr. 30, 2025
Prepayments and Other Assets [Abstract]
Schedule of Prepayments, Prepaid Expenses and Other Assets

Prepayments, prepaid expenses and other assets consisted of the following:

	April 30, 2025	October 31, 2024
Prepayment for fuel and other costs	$7,566,967	$7,921,703
Prepayment for keyman insurance	916,706	869,779
Others	148,140	156,598
Total	$8,631,813	$8,948,080
Including:
Prepayments, prepaid expenses and other current assets	$7,715,107	$8,078,301
Prepayments, prepaid expenses and other non-current assets	$916,706	$869,779